Financial Instruments	12 Months Ended
Jun. 30, 2022
Disclosure Of Derivative Financial Instruments Text Block Abstract
Financial Instruments
Note 20	Financial Instruments

The consolidated entity has exposure to a variety of risks arising from its use of financial instruments. This note presents information about the consolidated entity’s exposure to the specific risks, and the policies and processes for measuring and managing those risks. The Board of Directors has the overall responsibility for the risk management framework and has adopted a Risk Management Policy.

(a)	Credit risk

Credit risk is the risk of financial loss to the consolidated entity if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from transactions with customers and investments.

Trade and other receivables

The carrying amount recorded in the financial statements, net of any allowance for losses, represents the consolidated entity’s maximum exposure to credit risk.

Cash deposits

The Directors believe any risk associated with the use of predominantly only one bank is addressed through the use of at least an A-rated bank as a primary banker and by the holding of a portion of funds on deposit with alternative A-rated institutions. Except for this matter the consolidated entity currently has no significant concentrations of credit risk.

The Directors do not consider that the consolidated entity’s financial assets are subject to anything more than a negligible level of credit risk, and as such no disclosures are made.

(b)	Liquidity risk

Liquidity risk is the risk that the consolidated entity will not be able to meet its financial obligations as they fall due. The consolidated entity’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the consolidated entity’s reputation.

The consolidated entity manages its liquidity risk by monitoring its cash reserves and forecast spending. Management is cognisant of the future demands for liquid finance resources to finance the consolidated entity’s current and future operations, and consideration is given to the liquid assets available to the consolidated entity before commitment is made to future expenditure or investment.

Liquidity risk

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

	Weighted average interest rate	Carrying amount	Contractual cash flows	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
	%	A$	A$	A$	A$	A$	A$	A$
2022
Trade and other payables		500,769	500,769	500,769	-	-	-	-
Interest bearing Borrowings	10.0%	1,110,171	1,110,171	1,110,171
Lease liabilities	10.0%	51,213	51,213	51,213	-	-	-	-
		1,662,153	1,662,153	1,662,153	-	-	-	-

	Weighted average interest rate	Carrying amount	Contractual cash flows	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
	%	A$	A$	A$	A$	A$	A$	A$
2021
Trade and other payables		555,057	555,057	555,057	-	-	-	-
Convertible notes	10.0%	2,178,142	2,178,142	2,178,142	-	-	-	-
Lease liabilities	10.0%	138,125	166,835	54,167	56,334	56,334	-	-
		2,871,324	2,900,034	2,787,366	56,334	56,334	-	-

(c)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the consolidated entity’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising any return.

Interest rate risk

The consolidated entity has cash assets which may be susceptible to fluctuations in changes in interest rates. Whilst the consolidated entity requires the cash assets to be sufficiently liquid to cover any planned or unforeseen future expenditure, which prevents the cash assets being committed to long term fixed interest arrangements.

Foreign exchange risk

The Company has successfully listed on the NASDAQ capital market and holds a portion of its cash assets in US dollar denominated bank accounts. The consolidated entity is exposed to foreign exchange risk through transactions in relation to its NASDAQ listing.

The consolidated entity does not have any direct exposure to equity risk.

At the reporting date the interest profile of the consolidated entity’s interest-bearing financial instruments was:

	Carrying value ($)
	30 June 2022		30 June 2021
	A$		A$
Fixed rate instruments
Financial asset	803,072	[1]	682,421
Financial liabilities	(1,161,384)		(2,316,267)

Variable rate instruments
Financial assets	6,011,368		2,172,499

[1]	Whilst the consolidated entity has fully impaired the Loan Receivable at 30 June 2022, it continues to accrue interest on this financial asset. The interest portion of this Loan Receivable has been fully impaired at 30 June 2022.

Cash flow sensitivity analysis for variable rate instruments

A change of 100 basis points in interest rates at the reporting date would have increased/(decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or Loss				Equity
		1%		1%		1%		1%
		increase		decrease		Increase		Decrease
2022
Variable rate instruments	A$	60,114	A$	(60,114)	A$	60,114	A$	(60,114)

d)	Fair values

Fair values versus carrying amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position are as follows:

	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
	A$	A$	A$	A$
Cash and cash equivalents	6,011,368	6,011,368	2,172,499	2,172,499
Trade and other receivables	51,176	51,176	243,300	243,300
Loans receivable	-	-	682,421	682,421
Trade and other payables	(500,769)	(500,769)	(555,057)	(555,057)
Interest bearing borrowings	(1,110,171)	(1,110,171)	(2,178,142)	(2,178,142)
Lease liabilities	(51,213)	(51,213)	(138,125)	(138,125)
Net financial (liabilities) / assets	4,400,391	4,400,391	226,896	226,896

f)	Impairment losses

The Directors have elected to impair all the consolidated entity’s investments and loan receivable as listed in Note 3 to these Financial Statements, as the Directors believe that there is currently a lack of reliable indicators to assess the fair value of these investments. This has resulted in a non-cash charge to the consolidated entity’s Profit & Loss for the year ended 30 June 2022 of A$1,524,752. Refer to Note 26 for additional information.